Critical accounting estimates and judgments - Allocated Goodwill to CGUs in Argentina (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	[1]	Sep. 30, 2019
Disclosure of information for cash-generating units [line items]
Total assets allocated to CGUs tested	$ 2,482,236		$ 2,521,307
Argentina | La Carolina | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		$ 168			$ 162
Argentina | La Carolina | Cattle
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		27			26
Argentina | El Orden | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		180			175
Argentina | El Orden | Cattle
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		7			6
Argentina | La Guarida | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		1,196			1,158
Argentina | La Guarida | Cattle
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		616			597
Argentina | Los Guayacanes | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		2,215			2,145
Argentina | Dona Marina | Rice
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		3,856			3,734
Argentina | Huelen | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		3,838			3,716
Argentina | El Colorado | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		1,918			1,857
Argentina | El Colorado | Cattle
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		19			18
Argentina | Cash-generating units
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		14,040			13,594
Closing net book value of PPE items allocated to CGUs tested		161,010			162,844
Total assets allocated to CGUs tested	$ 147,000	$ 175,050			$ 176,438

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.